SHORT-TERM INVESTMENTS	12 Months Ended
Dec. 31, 2024
SHORT-TERM INVESTMENTS.
SHORT-TERM INVESTMENTS

3.SHORT-TERM INVESTMENTS

The following table summarizes the Group’s balances of short-term investments:

	As of December 31,
	2023	2024
	RMB	RMB
Structured bank financial products	857,924	362,195
Time deposit	728,081	—
Total short-term investments	1,586,005	362,195